33. Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 813,915	R$ 699,310	R$ 903,936
Financial expenses	1,251,965	1,447,750	1,498,592
Total financial results	R$ (438,050)	(748,440)	(594,656)
Monetary and cambial variation and debt charges
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		993,970	1,072,875
Monetary variation and adjust to present value of accounts payable related to the concession
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		65,418	90,480
Interest and monetary variation of CRC transfer
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		51,211	5,235
PIS/Pasep/Cofins taxes on interest on capital
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		45,196	40,607
Interest on R&D and EEP
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		34,345	41,781
Remuneration of net sectorial assets and liabilities
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		29,622	13,947
Monetary variation over the Itaipu power purchase
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		12,264	20,597
Provision for impairment of financial assets
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		5,372	4,300
Other financial expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses		210,352	208,770
Arrears charges on energy bills
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		191,554	221,673
Interest and monetary variation of CRC transfer
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		141,923	194,153
Return on financial investments held for trading
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		95,221	182,750
Remuneration of net sectorial assets and liabilities
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		20,493	27,734
Monetary variation over the Itaipu power purchase
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		17,777	39,283
Monetary variation and adjust to present value of accounts payable related to the concession
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		10,813	1,116
Return on financial investments held for sale
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		19,302	13,497
Other financial income
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income		R$ 202,227	R$ 223,730